Related party transactions (Detail Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 18, 2016
Statement [Line Items]
Research and development expense	$ 2,406,000	$ 2,754,000	$ 1,796,000
Genesys Venture Inc [Member]
Statement [Line Items]
Amount payable for services provided recorded within accounts payable and accrued liabilities	5,000	1,000
Research and development expense	7,000	4,000	9,000
Services expense	85,000	85,000	85,000
Rental expense	$ 222,000	$ 229,000	$ 238,000
Commercial And Information Technology	36	34	34
Clinical research services	$ 318,000	$ 254,000	$ 315,000
A.D. Friesen Enterprises Ltd [Member]
Statement [Line Items]
Amount payable under agreement				$ 300,000
Revised amount payable under agreement		331,000
ADF Family Holding Corp [Member]
Statement [Line Items]
Amount payable for services provided recorded within accounts payable and accrued liabilities		23,000
Amount payable under agreement				$ 300,000
One Zero Zero Five Five Zero Nine Eight Manitoba Ltd [Member]
Statement [Line Items]
Amount payable for services provided recorded within accounts payable and accrued liabilities		20,000
One Zero Zero Five Five Zero Nine Eight Minimum Manitoba Ltd [Member]
Statement [Line Items]
Other Fee And Commission Expense	6,000
One Zero Zero Five Five Zero Nine Eight Maximum Manitoba Ltd [Member]
Statement [Line Items]
Other Fee And Commission Expense	9,000
Key management personnel of entity or parent [member]
Statement [Line Items]
Amount payable for services provided recorded within accounts payable and accrued liabilities	$ 10,000	$ 12,000
Voting shares of Directors and key management personnel control	28.00%	28.00%